Financial Risks - Summary of Equity Real Estate and Other Non-fixed-income Portfolio (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk		€ 5,395
Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	€ 4,785	4,573
United Kingdom [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	730	786
International [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	56	27
Equity funds [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk		141
Equity funds [member] | Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	145	133
Common shares [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk		126
Common shares [member] | Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	95	106
Common shares [member] | United Kingdom [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	14	14
Common shares [member] | International [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	5	5
Preferred shares [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk		29
Preferred shares [member] | Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	16	29
Investments in real estate [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk		55
Investments in real estate [member] | Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	40	38
Investments in real estate [member] | International [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	17	17
Hedge funds [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk		6
Hedge funds [member] | Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	7	6
Other alternative investments [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk		2,404
Other alternative investments [member] | Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	2,682	2,404
Other financial asset [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk		2,633
Other financial asset [member] | Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	1,800	1,856
Other financial asset [member] | United Kingdom [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	716	772
Other financial asset [member] | International [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	33	4
Asset management [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	10	10
Asset management [member] | Equity funds [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	9	9
Asset management [member] | Other financial asset [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	2	€ 1
Holding and other activities [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	5,582
Holding and other activities [member] | Equity funds [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	154
Holding and other activities [member] | Common shares [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	114
Holding and other activities [member] | Preferred shares [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	16
Holding and other activities [member] | Investments in real estate [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	57
Holding and other activities [member] | Hedge funds [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	7
Holding and other activities [member] | Other alternative investments [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	2,682
Holding and other activities [member] | Other financial asset [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	€ 2,551